Accounts Receivable, Net of Allowances	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Accounts Receivable, Net of Allowances
5.	Accounts receivable, net of allowances

Accounts receivable, net of allowances consists of the following:

	As of December 31, 2018	As of December 31, 2017
Accounts receivable	230,060	197,389
Others	453	4,048
Allowance for doubtful accounts	(2,065)	(3,164)

	$228,448	$198,273